Goodwill and other intangible assets - Schedule of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	£ (8,306)
Intangible assets and goodwill	(8,188)	£ (8,306)
Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(15,169)	(13,712)
Exchange and other adjustments	2	0
Additions and acquisitions	1,259	1,819
Disposals and write-offs	689	362
Intangible assets and goodwill	(15,737)	(15,169)
Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	6,863	6,097
Exchange and other adjustments	(9)	0
Charge for the year	1,322	1,128
Disposals and write-offs	(627)	(362)
Intangible assets and goodwill	7,549	6,863
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(2,798)
Intangible assets and goodwill	(2,748)	(2,798)
Goodwill £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(3,142)	(2,999)
Exchange and other adjustments	0	0
Additions and acquisitions	0	143
Disposals and write-offs	50	0
Intangible assets and goodwill	(3,092)	(3,142)
Goodwill £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	344	344
Exchange and other adjustments	0	0
Charge for the year	0	0
Disposals and write-offs	0	0
Intangible assets and goodwill	344	344
Acquired value of in-force business £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(154)
Intangible assets and goodwill	(137)	(154)
Acquired value of in-force business £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(834)	(834)
Exchange and other adjustments	0	0
Additions and acquisitions	0	0
Disposals and write-offs	0	0
Intangible assets and goodwill	(834)	(834)
Acquired value of in-force business £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	680	660
Exchange and other adjustments	0	0
Charge for the year	17	20
Disposals and write-offs	0	0
Intangible assets and goodwill	697	680
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(386)
Intangible assets and goodwill	(385)	(386)
Brands £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(591)	(589)
Exchange and other adjustments	0	0
Additions and acquisitions	0	2
Disposals and write-offs	0	0
Intangible assets and goodwill	(591)	(591)
Brands £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	205	204
Exchange and other adjustments	0	0
Charge for the year	1	1
Disposals and write-offs	0	0
Intangible assets and goodwill	206	205
Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(240)
Intangible assets and goodwill	(170)	(240)
Purchased credit card relationships £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(1,002)	(1,002)
Exchange and other adjustments	0	0
Additions and acquisitions	0	0
Disposals and write-offs	0	0
Intangible assets and goodwill	(1,002)	(1,002)
Purchased credit card relationships £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	762	692
Exchange and other adjustments	0	0
Charge for the year	70	70
Disposals and write-offs	0	0
Intangible assets and goodwill	832	762
Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(199)
Intangible assets and goodwill	(185)	(199)
Customer- related intangibles £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(682)	(572)
Exchange and other adjustments	(3)	0
Additions and acquisitions	0	180
Disposals and write-offs	423	70
Intangible assets and goodwill	(262)	(682)
Customer- related intangibles £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	483	541
Exchange and other adjustments	3	3
Charge for the year	13	9
Disposals and write-offs	(422)	(70)
Intangible assets and goodwill	77	483
Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(4,529)
Intangible assets and goodwill	(4,563)	(4,529)
Capitalised software enhancements £m | Gross carrying amount
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	(8,918)	(7,716)
Exchange and other adjustments	5	0
Additions and acquisitions	1,259	1,494
Disposals and write-offs	216	292
Intangible assets and goodwill	(9,956)	(8,918)
Capitalised software enhancements £m | Accumulated amortisation
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Intangible assets and goodwill	4,389	3,656
Exchange and other adjustments	(12)	(3)
Charge for the year	1,221	1,028
Disposals and write-offs	(205)	(292)
Intangible assets and goodwill	£ 5,393	£ 4,389